Investments in Associates (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 25, 2019	Jan. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2018 USD ($)
Disclosure of associates [line items]
Other investors will invest a total amount | ₪			₪ 82,431				₪ 26,949
Accumulated deficit			(945,592)		₪ (430,366)			$ (252,292)
Negative cash flows from operating activities			₪ (20,299)	$ (5,417)	₪ 433,812		₪ 77,030
Koch Disruptive Technologies [Member]
Disclosure of associates [line items]
Initial closing of the transaction raised and invested		$ 100,000
Insightec [Member]
Disclosure of associates [line items]
Percentage of voting and equity rights			22.00%					22.00%
Percentage of voting and equity rights diluted basis			18.00%	18.00%
Investment loss of shares granted, percentage			41.50%	41.50%
Transaction reflects a pre money valuation amount		460
Investment round in total amount		$ 60,000				$ 90,000
Percentage of fully-diluted basis		18.00%
Reimbursement code with a payment level amount				$ 12,500
Amount paid for medicare beneficiaries				$ 10,936
Insightec [Member] | Major business combination [member]
Disclosure of associates [line items]
Medicare benefits, description	Noridian Medicare administers benefits to approximately 7 million Medicare beneficiaries.
Insightec [Member] | Preferred E Share [Member]
Disclosure of associates [line items]
Issuance of a new series of preferred stock		$ 150,000
Percentage of issued and outstanding share capital		29.10%
Percentage of fully-diluted basis		24.70%
Insightec [Member] | Koch Disruptive Technologies [Member]
Disclosure of associates [line items]
Description of transaction document rights		Insightec's board of directors shall consist of a maximum of nine (9) board members. Each of the four major shareholders in Insightec (including Elbit Medical) will be entitled to appoint one director for as long as each of them holds at least 5% of the outstanding share capital of Insightec. The directors appointed by three of the major shareholders (including the one appointed by Elbit Medical) may together appoint up to four (4) additional directors.
Insightec [Member] | York [Member]
Disclosure of associates [line items]
Percentage of issued and outstanding share capital		23.00%
Percentage of fully-diluted basis		19.00%
Insightec [Member] | Elbit Medical Technologies Ltd [Member]
Disclosure of associates [line items]
Percentage of issued and outstanding share capital		22.00%
Percentage of fully-diluted basis		18.00%
Gamida Cell Ltd [Member]
Disclosure of associates [line items]
Negative cash flows from operating activities						$ 17,760